INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2014
INCOME TAXES
Schedule of components of the provision for income taxes

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Current:
Federal	$323,386	$315,820	$108,297
Foreign	15,841	14,551	13,201
State	21,197	32,916	10,542

	360,424	363,287	132,040

Deferred:
Federal	28,183	35,530	196,373
Foreign	(3,265)	(1,409)	(6,484)
State	2,206	(4,564)	7,042

	27,124	29,557	196,931

Total provision	$387,548	$392,844	$328,971

Schedule of domestic and foreign income before income taxes
	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Domestic	$1,061,006	$1,071,435	$886,484
Foreign	35,308	42,862	16,096

	$1,096,314	$1,114,297	$902,580

Schedule of components of net deferred tax liabilities

	September 30,
	2014	2013
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$1,187,774	$1,161,134
Available-for-sale securities	83,787	117,567
Other	67	55

Total deferred tax liabilities	1,271,628	1,278,756

Deferred tax assets:
Pension reserves	1,370	2,146
Self-insurance reserves	10,311	8,357
Net operating loss and foreign tax credit carryforwards	48,285	54,867
Financial accruals	52,289	48,963
Other	8,332	7,487

Total deferred tax assets	120,587	121,820
Valuation allowance	47,699	49,631

Net deferred tax assets	72,888	72,189

Net deferred tax liabilities	$1,198,740	$1,206,567

Schedule of effective income tax rates as compared to the U.S. Federal income tax rate

	Years Ended September 30,
	2014	2013	2012
U.S. Federal income tax rate	35.0%	35.0%	35.0%
Effect of foreign taxes	1.2	1.1	0.7
State income taxes, net of federal tax benefit	1.4	1.5	1.4
U.S. domestic production activities	(2.6)	(2.1)	(1.1)
Other	0.4	(0.2)	0.4

Effective income tax rate	35.4%	35.3%	36.4%

Schedule of reconciliation of the change in the entity's gross unrecognized tax benefits

	September 30,
	2014	2013
	(in thousands)
Unrecognized tax benefits at October 1,	$8,129	$8,438
Gross decreases—tax positions in prior periods	(4)	(914)
Gross increases—tax positions in prior periods	4,293	1,896
Gross decreases—current period effect of tax positions	(836)	(437)
Gross increases—current period effect of tax positions	4	147
Expiration of statute of limitations for assessments	(533)	(562)
Settlements	(306)	(439)

Unrecognized tax benefits at September 30,	$10,747	$8,129